Derivatives and Concentration of Credit Risk - Gross and Net Credit Exposure from Derivative Contracts (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Credit Exposure From Derivatives [Line Items]
Total gross credit exposure from derivative contracts before credit reserve	$ 360
Gross credit reserves	(1)
Maximum Potential Future Exposure On Credit Risk Derivatives Gross	359
Total net credit exposure from derivative contracts before credit reserve	346
Net credit reserves	(1)
Net credit exposure from derivatives	$ 345